Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	WILLIAMS CAPITAL MANAGEMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001180852
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2012
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
Williams Capital Government Money Market Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Williams Capital Government Money Market Fund (the “Government Fund” or the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Government Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) (Reinvested Dividends)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.18%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-01
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Government Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	230
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Government Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations, and repurchase agreements collateralized by cash, U.S. Treasury obligations, and/or senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Government Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations, and repurchase agreements collateralized by cash, U.S. Treasury obligations, and/or senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The prices of money market securities owned by the Government Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Fund.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table demonstrate the risks of investing in the Government Fund by showing changes in the performance of the Government Fund’s Institutional Shares from year to year. The table includes all applicable fees. In June 2008, the Government Fund changed its investment strategy from investing in high-grade money market instruments generally to its current strategy. As a result, the performance for most of the periods indicated below is reflective of the Government Fund’s prior investment strategy. If the Adviser had not agreed to cap the Government Fund level operating expenses during these periods, returns would have been less than those shown. Past performance is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table demonstrate the risks of investing in the Government Fund by showing changes in the performance of the Government Fund's Institutional Shares from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	(866) WCM-FUND
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Annual Return 2003	rr_AnnualReturn2003	0.97%
Annual Return 2004	rr_AnnualReturn2004	2.24%
Annual Return 2005	rr_AnnualReturn2005	3.09%
Annual Return 2006	rr_AnnualReturn2006	4.97%
Annual Return 2007	rr_AnnualReturn2007	5.26%
Annual Return 2008	rr_AnnualReturn2008	2.35%
Annual Return 2009	rr_AnnualReturn2009	0.16%
Annual Return 2010	rr_AnnualReturn2010	0.04%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Institutional Shares

Best Quarter	3Q ‘07	1.33%
Worst Quarter	1Q ‘10	0.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	As of December 31, 2011, the Institutional Shares 7-day yield was 0.01%. Current yield information for the Institutional Shares is available toll-free by calling (866) WCM-FUND or (212) 461-6500.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ending 12/31/11
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.54%
Since Inception of the Share Class	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 15, 2003
Williams Capital Government Money Market Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
     Williams Capital Government Money Market Fund (the “Government Fund” or the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Government Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) (Reinvested Dividends)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[2]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[3]
Other	rr_Component2OtherExpensesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.45%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
     This Example is intended to help you compare the cost of investing in the Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Government Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Service Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	410
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	959
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
     The Government Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations, and repurchase agreements collateralized by cash, U.S. Treasury obligations, and/or senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Government Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations, and repurchase agreements collateralized by cash, U.S. Treasury obligations, and/or senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
     The prices of money market securities owned by the Government Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

     An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Fund.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
     The Service Shares have not yet commenced operations and therefore do not have a performance history. The chart and table reflect the performance of the Government Fund’s Institutional Shares. The Service Shares may have lower annual returns because the Service Shares’ expenses are higher.

     The following bar chart and table demonstrate the risks of investing in the Government Fund by showing changes in the performance of the Government Fund from year to year. The table includes all applicable fees. In June 2008, the Government Fund changed its investment strategy from investing in high-grade money market instruments generally to its current strategy. As a result, the performance for most of the periods indicated below is reflective of the Government Fund’s prior investment strategy. If the Adviser had not agreed to cap the Government Fund level operating expenses during these periods, returns would have been less than those shown. Past performance is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table demonstrate the risks of investing in the Government Fund by showing changes in the performance of the Government Fund from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Service Shares have not yet commenced operations and therefore do not have a performance history.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) WCM-FUND
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The chart and table reflect the performance of the Government Fund's Institutional Shares. The Service Shares may have lower annual returns because the Service Shares' expenses are higher.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	As of December 31, 2011, the Institutional Shares 7-day yield was 0.01%. Current yield information for the Institutional Shares is available toll-free by calling (866) WCM-FUND or (212) 461-6500.
Williams Capital Liquid Assets Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Williams Capital Liquid Assets Fund (the “Liquid Assets Fund” or the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Liquid Assets Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) (Reinvested Dividends)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.20%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-01
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Liquid Assets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Liquid Assets Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	130
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Liquid Assets Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements. The Liquid Assets Fund considers securities in the top credit grades for short-term securities to be high-grade money market instruments. For each rating agency, the top short-term credit grades are defined as P-1 by Moody’s Investors Service and A-1+ and A-1 by Standard & Poor’s.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Liquid Assets Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The prices of money market securities owned by the Liquid Assets Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

An investment in the Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Liquid Assets Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Liquid Assets Fund.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Liquid Assets Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Liquid Assets Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this prospectus, the Liquid Assets Fund has not yet commenced operations, therefore no performance information is available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Liquid Assets Fund has not yet commenced operations, therefore no performance information is available.
Williams Capital Liquid Assets Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
     Williams Capital Liquid Assets Fund (the “Liquid Assets Fund” or the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Liquid Assets Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) (Reinvested Dividends)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%	[7]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[8]
Other	rr_Component2OtherExpensesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.67%)	[9]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.45%	[9]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
     This Example is intended to help you compare the cost of investing in the Liquid Assets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Liquid Assets Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Service Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
     The Liquid Assets Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements. The Liquid Assets Fund considers securities in the top credit grades for short-term securities to be high-grade money market instruments. For each rating agency, the top short-term credit grades are defined as P-1 by Moody’s Investors Service and A-1+ and A-1 by Standard & Poor’s.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Liquid Assets Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
     The prices of money market securities owned by the Liquid Assets Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

     An investment in the Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Liquid Assets Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Liquid Assets Fund.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Liquid Assets Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Liquid Assets Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this prospectus, the Liquid Assets Fund has not yet commenced operations, therefore no performance information is available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Liquid Assets Fund has not yet commenced operations, therefore no performance information is available.
Williams Capital U.S. Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
     Williams Capital U.S. Treasury Fund (the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-01
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in direct obligations of the U.S. Treasury and obligations on which the prompt payment of the principal and interest is unconditionally guaranteed by the United States of America.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests in direct obligations of the U.S. Treasury and obligations on which the prompt payment of the principal and interest is unconditionally guaranteed by the United States of America.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
     The prices of money market securities owned by the Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

     An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this prospectus, the Fund has not yet commenced operations, therefore no performance information is available.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Fund has not yet commenced operations, therefore no performance information is available.
Williams Capital U.S. Treasury Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) (Reinvested Dividends)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.23%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[10]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.20%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	71
Williams Capital Treasury Inflation Protected Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Williams Capital Treasury Inflation Protected Fund (the “Fund”), a series of the Williams Capital Management Trust (the “Trust”), seeks to provide a long-term rate of return and inflation protection.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective primarily through investment in inflation-indexed bonds. Under normal circumstances, the Fund invests at least 80% of its assets in securities issued by the U.S. Treasury whose returns are designed to track a specified inflation index, the Consumer Price Index for All Urban Consumers (“CPI”), over the life of the security. The Fund can also invest, under normal circumstances, up to 20% of its assets in (i) other inflation-indexed bonds issued or guaranteed by the U.S. Government, its agencies and instrumentalities and (ii) cash and short-term obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its assets in securities issued by the U.S. Treasury whose returns are designed to track a specified inflation index, the Consumer Price Index for All Urban Consumers ("CPI"), over the life of the security.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to inflation-indexed security risk, interest rate risk, income fluctuation risk and management risk.

There are several risks associated with inflation-indexed securities, including the risk that interest payments on such securities can be unpredictable. Additionally, the inflation-indexed bonds are designed to track the CPI, which may or may not accurately track inflation over a given period. There is two-month lag between the time that inflation occurs in the economy and the time such inflation is factored into valuations of inflation-indexed securities. This is due to the time required to measure and calculate the CPI and for the U.S. Treasury to adjust the inflation accrual schedules for an inflation-indexed security. The Fund invests a significant percentage of its portfolio in inflation-indexed bonds issued by the U.S. Treasury. A shortage of availability of such securities will affect the Fund’s ability to meet its investment objectives.

The Fund may also be required to liquidate certain investments when it is not advantageous to do so. The Fund is required to make distributions of a certain percentage of its income to avoid adverse tax consequences. This income includes both interest payments and principal adjustments to the inflation-indexed securities held in the Fund’s portfolio. Because principal adjustments are not paid in cash at the time they are made, the investment in inflation-adjusted securities thus results in a mismatch of cash flow and required distributions that may compel the Fund to sell securities or temporarily borrow funds in order to make required distributions. These strategies could affect the Fund’s return.

Interest rate risk is the risk that a rise in interest rates will adversely affect bond prices and, accordingly, the Fund’s share price. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s share price is likely to react to interest rates. Income fluctuation risk is the risk that the Fund’s periodic distributions are likely to fluctuate more than income distributions of a typical bond fund. The Fund is actively managed, therefore, there is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

As with any mutual fund, you can lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, you can lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
As of the date of this prospectus, the Fund has not yet commenced operations, therefore no performance information is available. After the first full calendar year, a risk/return chart and table will be provided.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Fund has not yet commenced operations, therefore no performance information is available. After the first full calendar year, a risk/return chart and table will be provided.
Williams Capital Treasury Inflation Protected Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) (Reinvested Dividends)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[11]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[12]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	166

[1]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Government Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares' average daily net assets. The Adviser's contractual agreement to cap the Government Fund level operating expenses of the Institutional Shares will expire on March 1, 2013. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.
[2]	The Government Fund's Distribution Plan pursuant to Rule 12b-1 (the "Distribution Plan") provides for payments at an annual rate of up to 0.30% of the Service Shares' average daily net assets. Until March 1, 2013, the Board of Trustees of the Trust has agreed not to impose on the Government Fund fees payable under the Distribution Plan.
[3]	The Government Fund's Shareholder Servicing Plan (the "Service Plan") provides for payments at an annual rate of up to 0.25% of the Service Shares' average daily net assets. Until March 1, 2013, the Board of Trustees of the Trust has agreed not to impose on the Government Fund fees payable under the Service Plan.
[4]	Other expenses are based on estimated amounts for the current fiscal year.
[5]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Government Fund level operating expenses (Management Fees, Distribution and/or Service (12b-1) Fees and Other Expenses) of the Service Shares at 0.45% (on an annualized basis) of the Service Shares' average daily net assets. The Adviser's contractual agreement to cap the Government Fund level operating expenses of the Service Shares will expire on March 1, 2013. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.
[6]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Liquid Assets Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares' average daily net assets. The Adviser's contractual agreement to cap the Liquid Assets Fund level operating expenses of the Institutional Shares will expire on March 1, 2013. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.
[7]	The Liquid Assets Fund's Distribution Plan pursuant to Rule 12b-1 (the "Distribution Plan") provides for payments at an annual rate of up to 0.30% of the Service Shares' average daily net assets. Until March 1, 2013, the Board of Trustees of the Trust has agreed not to impose on the Liquid Assets Fund fees payable under the Distribution Plan.
[8]	The Liquid Assets Fund's Shareholder Servicing Plan (the "Service Plan") provides for payments at an annual rate of up to 0.25% of the Service Shares' average daily net assets. Until March 1, 2013, the Board of Trustees of the Trust has agreed not to impose on the Liquid Assets Fund fees payable under the Service Plan.
[9]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Liquid Assets Fund level operating expenses (Management Fees, Distribution and/or Service (12b-1) Fees and Other Expenses) of the Service Shares at 0.45% (on an annualized basis) of the Service Shares' average daily net assets. The Adviser's contractual agreement to cap the Liquid Assets Fund level operating expenses of the Service Shares will expire on March 1, 2013. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.
[10]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares' average daily net assets. The Adviser's contractual agreement to cap the Fund level operating expenses of the Institutional Shares will expire on March 1, 2013. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.
[11]	Other Expenses are based on estimated amounts for the current fiscal year.
[12]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.50% (on an annualized basis) of the Institutional Shares' average daily net assets. The Adviser's contractual agreement to cap the Fund level operating expenses of the Institutional Shares will expire on March 1, 2013. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.